Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) Venture	Dec. 31, 2020 shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2019 shares
Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares issued | shares		69,361,883		63,567,099
Delta Capital Growth Fund II, L.P
Subsequent Event [Line Items]
Debt Instrument Maturity Period		Mar. 05, 2021
Debt instrument extended maturity period		May 08, 2021
Techlong International Investment Limited
Subsequent Event [Line Items]
Debt Instrument Maturity Period		May 31, 2021
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares issued | shares			4,000,000
Subsequent Event | Delta Capital Growth Fund II, L.P
Subsequent Event [Line Items]
Principle amount	$ 2,000,000
Annual interest rates	10.00%
Subsequent Event | Techlong International Investment Limited
Subsequent Event [Line Items]
Annual interest rates			8.00%
Debt instrument, additional principal amount			$ 1,000,000
Hong Kong | Subsequent Event
Subsequent Event [Line Items]
Number of Joint Ventures Formed | Venture	3
China | Subsequent Event
Subsequent Event [Line Items]
Number of Joint Ventures Formed | Venture	3
Capital contribution from investors	$ 200,000
China | Subsequent Event | PRC, Shanghai Boyi Information Technology Co., Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
China | Subsequent Event | Shanghai Ranyi Information Technology Co., Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
China | Subsequent Event | Shanghai Yiyao Information Technology Co., Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
China | Subsequent Event | Shanghai Kangyao Information Technology Co., Ltd
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
May Sky (Hong Kong) Health Management Co., Ltd | Hong Kong | Subsequent Event
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
Y Tech (Hong Kong) Health Technology Limited | Hong Kong | Subsequent Event
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%
ECMOHO (Hong Kong) International Trade Company Ltd | Hong Kong | Subsequent Event
Subsequent Event [Line Items]
Equity method investment, ownership percentage	51.00%